Customer and supplier concentrations	12 Months Ended
Sep. 30, 2025
Customer and Supplier Concentrations [Abstract]
Customer and supplier concentrations

Note 10 — Customer and supplier concentrations

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenue and purchases, respectively.

The Company provided a substantial portion of services to three customers (32.9%, 22.0% and 17.5% of total revenue) during fiscal year 2025. As of September 30, 2025, the amount due from these customers included in accounts receivable was $8,444,644, representing 66.9% of total accounts receivable.

The Company provided a substantial portion of services to two customers (38.8% and 21.9% of total revenue) during fiscal year 2024. As of September 30, 2024, the amount due from these customers included in accounts receivable was $4,983,506, representing 46.6% of total accounts receivable.

The Company provided a substantial portion of services to three customers (24.9%, 21.5% and 14.0% of total revenue) during fiscal year 2023. As of September 30, 2023, the amount due from these customers included in accounts receivable was $6,606,155, representing 73.2% of total accounts receivable.

The loss of any significant customer or the failure to attract new customers could have a material adverse effect on the Company’s business, consolidated results of operations, and financial condition.

For the year ended September 30, 2025, three suppliers contributed approximately 39.3%, 19.1% and 18.6% of total purchases made by the Company, respectively.

For the year ended September 30, 2024, two suppliers contributed approximately 52.3% and 28.9% of total purchases made by the Company, respectively.

For the year ended September 30, 2023, three suppliers contributed approximately 34.4%, 13.6% and 13.0% of total purchases made by the Company, respectively.